Related party transactions and balances (Tables)	12 Months Ended
Dec. 31, 2017
Related party transactions and balances [Abstract]
Schedule of name of related parties and relationship with the Group
The following entities are considered to be related parties to the Group:

Name of related parties	Relationship with the Group
Ctrip Investment Holding Co., Ltd. (“Ctrip”)	one board director of the Group
JD.com, Inc. (“JD”)	one board director of the Group
HNA Tourism Holdings Group Co., Ltd. (“HNA”)	two board directors of the Group
Black Fish Financial Group Ltd. (“Black Fish”)	founded by one of the principal shareholders of the Group, who is also the Group’s director.

Schedule of balance with related parties
	As of December 31,
	2016	2017
	RMB	RMB	US$ (Note 2(d))
Current:
Amounts due from Ctrip	30,668	16,128	2,479
Amounts due from JD	3,374	10,942	1,682
Amounts due from HNA	356,288	143,084	21,992
Amounts due from Black Fish	—	1,177	180
Total	390,330	171,331	26,333

Non-current:
Amounts due from HNA	64,902	—	—

Current:
Amounts due to Ctrip	32,526	86,923	13,360